Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.55%
Education Revenue Bonds — 26.97%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 823,150
Series A 4.00% 7/1/37	850,000	782,714
Series A 4.25% 7/1/47	750,000	636,187
Series A 4.375% 7/1/52	250,000	207,263
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	897,650
5.25% 6/15/64	1,500,000	1,338,615
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,041
Series A 5.00% 7/1/34	350,000	349,478
Series A 5.00% 7/1/45	360,000	331,308
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	999,900
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	605,587
Series A 144A 6.375% 2/1/55 #	700,000	656,306
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	245,000	244,990
Series A 5.375% 8/1/50	975,000	940,914
Series A 5.75% 8/1/44	585,000	585,076
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	221,332
Series A 5.00% 7/1/47	710,000	600,057
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	607,854
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,080
Series A 5.00% 7/1/44	495,000	464,018
NQ- 313 [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,216,880
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	645,005
Series A 144A 5.50% 7/1/52 #	1,130,000	1,025,441
Series A 144A 5.50% 7/1/57 #	880,000	788,630
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	671,947
5.00% 8/1/53	570,000	511,222
5.25% 8/1/39	675,000	669,418
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,230,771
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	595,702
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,469,107
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	409,059
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	952,690
Series A 5.00% 9/1/55	1,100,000	988,988
Series A 5.75% 9/1/46	500,000	501,200
Series A 6.00% 9/1/51	3,500,000	3,510,885
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,037,513
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,438,560
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	299,424
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,502,113
2    NQ- 313 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	$ 689,224
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,500,000	2,274,575
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	711,804
Series A 4.00% 7/1/51	1,140,000	826,215
Series A 4.00% 7/1/56	790,000	553,040
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	616,469
Series A 5.00% 11/1/48	1,700,000	1,348,729
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,174,988
5.00% 5/1/47	3,000,000	2,567,220
(Carleton College) 4.00% 3/1/47	1,500,000	1,344,045
(Green Bonds) Series A 5.00% 10/1/32	500,000	536,640
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,254,801
(Macalester College)
3.00% 3/1/40	365,000	302,778
3.00% 3/1/43	325,000	255,106
4.00% 3/1/48	600,000	531,210
(Minneapolis College of Art & Design) 4.00% 5/1/26	100,000	99,926
(St. Catherine University)
5.00% 10/1/52	750,000	670,178
Series A 4.00% 10/1/38	920,000	819,122
Series A 5.00% 10/1/45	1,670,000	1,546,353
(St. Olaf College) 4.00% 10/1/46	935,000	810,009
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	294,255
Series B 5.00% 10/1/39	1,000,000	961,610
Series B 5.00% 10/1/47	1,055,000	959,016
NQ- 313 [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$ 296,103
4.00% 10/1/44	100,000	87,377
5.00% 10/1/34	450,000	468,576
Series A 4.125% 10/1/53	1,325,000	1,121,387
Series A 5.00% 10/1/49	1,250,000	1,215,025
Series B 5.00% 10/1/52	1,000,000	967,640
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	222,957
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	1,000,000	1,047,910
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	911,313
		60,512,676
Electric Revenue Bonds — 1.53%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	90,544
Series AAA 5.25% 7/1/25 ‡	95,000	52,131
Series CCC 5.25% 7/1/27 ‡	650,000	356,687
Series WW 5.00% 7/1/28 ‡	585,000	321,019
Series XX 4.75% 7/1/26 ‡	105,000	57,619
Series XX 5.25% 7/1/40 ‡	295,000	161,881
Series XX 5.75% 7/1/36 ‡	370,000	203,037
Series ZZ 4.75% 7/1/27 ‡	85,000	46,644
Series ZZ 5.25% 7/1/24 ‡	130,000	71,013
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	402,308
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,108,701
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	559,390
		3,430,974
4    NQ- 313 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 38.90%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	$ 339,340
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	692,790
5.00% 9/1/43	1,000,000	951,580
5.00% 9/1/58	1,175,000	1,033,389
Series A 5.50% 9/1/55	625,000	620,075
Series A 5.625% 9/1/65	1,000,000	995,410
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	252,453
Fourth Tier Series D 7.25% 1/1/52	1,495,000	663,601
Second Tier Series B 5.00% 1/1/47	535,000	296,984
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,182,784
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,071,345
Series A 6.125% 3/1/49	300,000	282,672
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,213,173
City of Brainerd, Minnesota Senior Housing and Healthcare Revenue
(Pinecrest of Country Manor Project) Series A 6.00% 5/1/60	1,775,000	1,733,465
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	632,730	442,911
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	204,560
5.00% 9/1/52	1,500,000	1,201,125
NQ- 313 [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	$ 543,137
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	181,348
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	577,935
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	47,700
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,517,701
(North Memorial Health Care) 4.00% 9/1/35	300,000	279,852
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	886,500
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,786,285
4.00% 11/15/40	1,000,000	926,310
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,356,260
Series A 5.00% 11/15/32	1,250,000	1,255,413
Series A 5.00% 11/15/33	1,400,000	1,439,704
Series A 5.00% 11/15/44	1,000,000	980,440
Series A 5.00% 11/15/49	1,000,000	977,170
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,510,722
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/39	2,000,000	2,127,280
5.00% 8/15/41	1,000,000	1,045,970
6    NQ- 313 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	1,000,000	$ 1,037,100
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	361,260
4.20% 8/1/49	1,500,000	1,040,400
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,396
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,457,325
5.00% 11/15/57	3,960,000	4,025,538
Series A 4.25% 11/15/50	1,605,000	1,474,112
Series A 4.375% 11/15/53	2,215,000	2,040,281
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	590,850
Series A 5.00% 9/1/32	1,000,000	999,940
Series A 5.00% 9/1/35	350,000	343,238
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	790,000	670,544
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	128,127
5.00% 9/1/34	105,000	105,009
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	1,920,330
4.00% 5/1/50	2,500,000	2,130,550
5.00% 5/1/54	1,250,000	1,225,212
Series A 5.00% 5/1/46	630,000	614,307
NQ- 313 [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 843,980
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	560,588
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,305,906
Series A 5.00% 11/15/47	1,875,000	1,836,206
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,001,280
Series A 5.00% 7/1/33	1,000,000	1,001,280
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	912,750
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,635,760
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,264,875
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	458,180
4.00% 8/1/38	500,000	465,295
4.00% 8/1/39	400,000	368,792
4.00% 8/1/44	350,000	300,958
5.00% 8/1/35	150,000	150,857
5.00% 8/1/54	1,250,000	1,158,925
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,313,190
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,759,869
8    NQ- 313 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	$ 305,955
Series A 5.00% 4/1/40	315,000	281,868
Series A 5.00% 4/1/48	185,000	152,829
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,412,955
Series A 4.00% 7/1/41	1,155,000	923,746
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	363,420
Series A 5.00% 2/15/53	1,590,000	1,545,766
Series A 5.00% 2/15/58	6,940,000	6,729,301
Series A 5.25% 2/15/58	2,000,000	1,938,060
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	385,651
Series B 5.25% 6/15/52	1,000,000	1,013,510
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,744,222
5.25% 1/1/54	1,150,000	1,154,566
		87,272,443
Housing Revenue Bonds — 3.76%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	857,220
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	693,967
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	750,000	681,705
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46	1,250,000	797,875
Series F 4.85% 7/1/45	1,600,000	1,587,696
NQ- 313 [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	$ 341,303
Series D 5.50% 7/1/53	910,000	954,808
Series I 2.20% 1/1/51	635,000	354,775
Series O 4.45% 7/1/38	955,000	943,721
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,212,589
		8,425,659
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.09%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	934,943
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	999,080
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	4,991,068
		6,925,091
Lease Revenue Bonds — 1.22%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,119,425
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	880,387
Series A 4.50% 2/1/33	345,000	346,853
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	400,340
		2,747,005
10    NQ- 313 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 10.00%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	750,000	$ 535,087
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	356,306
Series A 4.00% 2/1/42	925,000	870,740
Series A 4.00% 2/1/43	800,000	750,784
City of Blaine, Minnesota
Series A 4.00% 2/1/39	1,165,000	1,151,335
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,130,402
3.00% 12/1/38	1,970,000	1,670,737
3.00% 12/1/42	1,000,000	776,470
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,535,974
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AG)	1,000,000	953,350
County of Hennepin
Series A 5.00% 12/1/44	1,125,000	1,183,162
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	181,031
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	438,124
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,136,200
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/37	1,170,000	1,165,273
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	589,092
Series C 4.00% 3/1/43	575,000	554,507
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	482,900
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,336,920
NQ- 313 [0525] 0725 (4640150)    11

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	$ 996,266
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	137,042
Series A 4.00% 2/1/45	325,000	296,975
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	414,077
Washington County, Minnesota
Series A 5.00% 2/1/43	1,000,000	1,056,050
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	942,481
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	789,400
		22,430,685
Pre-Refunded Bond — 0.34%
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	764,295
		764,295
Special Tax Revenue Bonds — 3.12%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	500,000	499,170
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,525,416	917,156
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.505% 7/1/51 ^	5,075,000	1,198,056
Series A-1 4.75% 7/1/53	1,505,000	1,378,264
Series A-1 5.74% 7/1/46 ^	1,271,000	408,029
Series A-2 4.536% 7/1/53	3,000,000	2,599,620
		7,000,295
12    NQ- 313 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 2.82%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	$ 988,990
Series A-1 4.00% 7/1/46	1,000,000	822,480
Minnesota State
Series A 4.00% 9/1/38	550,000	548,548
Series A 5.00% 8/1/35	1,325,000	1,328,048
Series A 5.00% 8/1/43	2,500,000	2,642,200
		6,330,266
Transportation Revenue Bonds — 6.80%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,021,970
Series B 5.00% 1/1/32 (AMT)	330,000	343,685
Series B 5.00% 1/1/39 (AMT)	500,000	504,730
Series B 5.00% 1/1/47 (AMT)	250,000	246,213
Series B 5.00% 1/1/49 (AMT)	600,000	587,346
Series B 5.25% 1/1/42 (AMT)	1,000,000	1,030,410
Series B 5.25% 1/1/44 (AMT)	1,000,000	1,021,410
Series B 5.25% 1/1/49 (AMT)	2,310,000	2,344,119
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,030,600
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,119,147
		15,249,630
Total Municipal Bonds (cost $238,537,313)		221,089,019
Total Value of Securities—98.55% (cost $238,537,313)		221,089,019

Receivables and Other Assets Net of Liabilities—1.45%		3,263,100
Net Assets Applicable to 23,440,847 Shares Outstanding—100.00%		$224,352,119
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $14,389,907, which represents 6.41% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
NQ- 313 [0525] 0725 (4640150)    13

Schedule of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
14    NQ- 313 [0525] 0725 (4640150)